SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-23444) UNDER
THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 60	[X]
and

REGISTRATION STATEMENT (NO. 811-05628) UNDER THE INVESTMENT COMPANY ACT
OF 1940
AMENDMENT NO. 62	[X]

Vanguard Malvern Funds
(Exact Name of Registrant as Specified in Declaration of Trust)
P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 30, 2013, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 30th day of July 2013.

VANGUARD MALVERN FUNDS

BY:_______ _/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	July 30, 2013
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	July 30, 2013
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	July 30, 2013
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	July 30, 2013
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	July 30, 2013
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	July 30, 2013
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	July 30, 2013
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	July 30, 2013
Scott C. Malpass
/s/ André F. Perold*	Trustee	July 30, 2013
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	July 30, 2013
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	July 30, 2013
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	July 30, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 30th day of July 2013.

VANGUARD MALVERN FUNDS

BY:_______ _/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	July 30, 2013
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	July 30, 2013
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	July 30, 2013
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	July 30, 2013
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	July 30, 2013
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	July 30, 2013
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	July 30, 2013
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	July 30, 2013
Scott C. Malpass
/s/ André F. Perold*	Trustee	July 30, 2013
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	July 30, 2013
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	July 30, 2013
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	July 30, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE